Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 3.8%
RTX Corp.	377,017	$ 33,151,105
Textron, Inc.	268,205	20,858,303

		54,009,408

Automobiles - 1.6%
General Motors Co.	587,167	22,529,598

Banks - 9.6%
Bank of America Corp.	1,222,708	39,126,656
JPMorgan Chase & Co.	375,941	59,383,640
Wells Fargo & Co.	840,025	38,775,554

		137,285,850

Beverages - 2.9%
PepsiCo, Inc.	218,801	41,016,436

Biotechnology - 2.0%
AbbVie, Inc.	192,896	28,853,384

Capital Markets - 4.9%
BlackRock, Inc.	54,769	40,466,076
Intercontinental Exchange, Inc.	262,054	30,083,799

		70,549,875

Chemicals - 2.7%
Air Products & Chemicals, Inc.	128,553	39,251,088

Communications Equipment - 1.7%
Motorola Solutions, Inc.	86,986	24,932,797

Construction & Engineering - 2.4%
Quanta Services, Inc.	170,565	34,389,315

Construction Materials - 2.7%
Martin Marietta Materials, Inc.	86,801	38,753,174

Consumer Staples Distribution & Retail - 1.3%
Target Corp.	133,227	18,181,489

Electric Utilities - 3.5%
Duke Energy Corp.	330,101	30,904,055
Xcel Energy, Inc.	308,334	19,341,792

		50,245,847

Energy Equipment & Services - 2.3%
Schlumberger NV	557,824	32,543,452

Entertainment - 2.1%
Walt Disney Co. (A)	337,160	29,970,152

Financial Services - 1.9%
PayPal Holdings, Inc. (A)	364,084	27,604,849

Food Products - 3.1%
Mondelez International, Inc., Class A	339,637	25,177,291
Tyson Foods, Inc., Class A	345,630	19,258,503

		44,435,794

Ground Transportation - 2.1%
CSX Corp.	899,123	29,958,778

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	291,811	$ 32,487,319
Boston Scientific Corp. (A)	644,236	33,403,636

		65,890,955

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	208,158	38,904,730
UnitedHealth Group, Inc.	64,034	32,424,897

		71,329,627

Industrial REITs - 2.1%
Prologis, Inc.	237,312	29,604,672

Insurance - 2.4%
Hartford Financial Services Group, Inc.	467,376	33,594,987

Interactive Media & Services - 3.5%
Alphabet, Inc., Class A (A)	162,475	21,563,682
Meta Platforms, Inc., Class A (A)	90,897	28,959,784

		50,523,466

Life Sciences Tools & Services - 2.6%
Thermo Fisher Scientific, Inc.	68,658	37,669,898

Machinery - 4.5%
Caterpillar, Inc.	110,354	29,262,570
Parker-Hannifin Corp.	85,536	35,070,616

		64,333,186

Media - 1.6%
Fox Corp., Class A	694,685	23,237,213

Oil, Gas & Consumable Fuels - 7.4%
ConocoPhillips	354,693	41,754,460
Exxon Mobil Corp.	599,088	64,246,197

		106,000,657

Passenger Airlines - 1.0%
Southwest Airlines Co.	426,586	14,572,178

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	480,452	29,879,310
Eli Lilly & Co.	52,689	23,949,785

		53,829,095

Semiconductors & Semiconductor Equipment - 3.3%
Broadcom, Inc.	24,189	21,737,445
Micron Technology, Inc.	349,683	24,963,869

		46,701,314

Software - 1.6%
Microsoft Corp.	67,726	22,750,518

Specialized REITs - 1.9%
American Tower Corp.	141,049	26,843,035

Specialty Retail - 2.2%
Lowe’s Cos., Inc.	133,484	31,271,297

Total Common Stocks (Cost $1,125,215,196)		1,402,663,384

Transamerica Funds	Page 1

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 2.50% (B), dated 07/31/2023, to be repurchased at $11,436,200 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.63%, due 07/31/2026, and with a value of $11,664,127.

$ 11,435,406	$ 11,435,406

Total Repurchase Agreement (Cost $11,435,406)	11,435,406

Total Investments (Cost $1,136,650,602)	1,414,098,790
Net Other Assets (Liabilities) - 1.1%	15,225,931

Net Assets - 100.0%	$ 1,429,324,721

Transamerica Funds	Page 2

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,402,663,384	$—	$—	$1,402,663,384
Repurchase Agreement	—	11,435,406	—	11,435,406

Total Investments	$1,402,663,384	$11,435,406	$—	$1,414,098,790

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Large Cap Value (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4